Segments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Summary of Reconciliation Between Underlying and IFRS Income, Expenses and Net Result
Reconciliation between IFRS and Underlying income, expenses and net result
2018	Income	Expenses	Taxation	Non-Controlling interests	Net result¹
Net result IFRS attributable to equity holder of the parent					4,761
Net result IFRS from discontinued operations
Net result IFRS from continuing operations	18,324	11,338	2,116	108	4,761

Remove impact of:
Special items [2]		–775			775
Insurance Other [3]	–89		1		–90
Adjustment of the EU 'IAS 39 carve out' [4]	–148		–90		–58
Underlying [5]	18,088	10,563	2,028	108	5,389

1 Net result, after tax and non-controlling interests.
2 Special items in 2018 comprised a settlement agreement with the Dutch authorities on regulatory issues as announced on 4 September 2018.
3 Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group. In March 2018 ING sold its remaining part of warrants on the shares of Voya Financial. In November 2018 the warrant agreement between NN Group and ING was terminated.
4 ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
5 Underlying figures are derived from figures according to IFRS by excluding the impact of adjustment of the EU 'IAS 39 carve-out', special items, Insurance Other and discontinued operations.

Reconciliation between IFRS and Underlying income, expenses and net result
2017	Income	Expenses	Taxation	Non-Controlling interests	Net result¹
Net result IFRS attributable to equity holder of the parent					5,464
Net result from discontinued operations
Net result IFRS from continuing operations	18,590	10,505	2,539	82	5,464

Remove impact of:
Special items [2]	–121		–121
Insurance Other [3]	53		1		52
Adjustment of the EU 'IAS 39 carve out' [4]	–817		–258		–559
Underlying [5]	17,704	10,505	2,160	82	4,957

1 Net result, after tax and non-controlling interests.
2 Special items in 2017, comprise a tax charge at ING Australia Holdings Ltd related to the years 2007-2013, for which a full reimbursement is expected to be received from NN Group.
3 Insurance Other comprises mainly the net result relating to warrants on the shares of Voya Financial and NN Group N.V.
4 ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting that applied under the EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this impacts is the measure at which management monitors the business.
5 Underlying figures are derived from figures according to IFRS by excluding the impact from special items, Insurance Other, and discontinued operations.

Reconciliation between IFRS and Underlying income, expenses and net result
2016	Income	Expenses	Taxation	Non-Controlling interests	Net result¹
Net result IFRS attributable to equity holder of the parent					4,975
Net result from discontinued operations					441
Net result IFRS from continuing operations	17,902	11,588	1,705	75	4,534

Remove impact of:
Special items [2]		–1,157	358		799
Insurance Other [3]	–33				–33
Adjustment of the EU 'IAS 39 carve out' [4]	–411		–87		–324
Underlying [5]	17,458	10,430	1,977	75	4,976

1 Net result, after tax and non-controlling interests.
2 Special items in 2016 primarily comprise restructuring charges and impairments related to the digital transformation programmes as announced in October 2016.
3 Insurance Other comprised mainly the net result relating to warrants on the shares of Voya Financial and NN Group N.V.
4 ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
5 Underlying figures are derived from figures according to IFRS by excluding the impact from special items, Insurance Other, and discontinued operations.

Schedule of ING Group Total
ING Group Total
2018	INGBank N.V.	Other Banking [1]	Total Banking	Legacy Insurance	Total

Underlying income
– Net interest income	13,949	–34	13,916		13,916
– Net fee and commission income	2,803	–0	2,803		2,803
– Total investment and other income	1,350	19	1,369		1,369
Total underlying income	18,102	–15	18,088		18,088

Underlying expenditure
– Operating expenses	9,920	–13	9,907		9,907
– Additions to loan loss provision	656	0	656		656
Total underlying expenses	10,576	–13	10,563		10,563

Underlying result before taxation	7,526	–2	7,524		7,524
Taxation	2,036	–8	2,028		2,028
Non-controlling interests	108		108		108
Underlying net result	5,382	6	5,389		5,389
Divestments
Special items	–775		–775		–775
Insurance Other				90	90
Adjustment of the EU 'IAS 39 carve out'	58		58		58
Net result IFRS attributable to equity holder of the parent	4,665	6	4,672	90	4,761

1 Comprises for the most part the funding charges of ING Groep N.V. (Holding).

ING Group Total
2017	INGBank N.V.	Other Banking [1]	Total Banking	Legacy Insurance	Total

Underlying income
– Net interest income	13,782	–68	13,714		13,714
– Net fee and commission income	2,714	–0	2,714		2,714
– Total investment and other income	1,259	17	1,277		1,277
Total underlying income	17,755	–51	17,704		17,704

Underlying expenditure
– Operating expenses	9,795	34	9,829		9,829
– Additions to loan loss provision	676	0	676		676
Total underlying expenses	10,472	34	10,505		10,505

Underlying result before taxation	7,283	–84	7,199		7,199
Taxation	2,182	–22	2,160		2,160
Non-controlling interests	82		82		82
Underlying net result	5,019	–62	4,957		4,957
Divestments
Special items
Insurance Other				–52	–52
Adjustment of the EU 'IAS 39 carve out'	559		559		559
Net result IFRS (continuing operations)	5,578	–62	5,516	–52	5,464
Net result IFRS attributable to equity holder of the parent	5,578	–62	5,516	–52	5,464

1 Comprises for the most part the funding charges of ING Groep N.V. (Holding).

ING Group Total
2016	INGBank N.V.	Other Banking[1]	Total Banking	Legacy Insurance	Total

Underlying income
– Net interest income	13,317	–76	13,241		13,241
– Net fee and commission income	2,434		2,433		2,433
– Total investment and other income	1,763	21	1,785		1,785
Total underlying income	17,514	–56	17,458		17,458

Underlying expenditure
– Operating expenses	9,445	11	9,456		9,456
– Additions to loan loss provision	974		974		974
Total underlying expenses	10,419	11	10,430		10,430

Underlying result before taxation	7,095	–67	7,028		7,028
Taxation	1,993	–17	1,977		1,977
Non-controlling interests	75		75		75
Underlying net result	5,026	–50	4,976		4,976
Divestments
Special items	–799		–799		–799
Insurance Other				33	33
Adjustment of the EU 'IAS 39 carve out'	324		324		324
Net result IFRS (continuing operations)	4,551	–50	4,501	33	4,534
Total net result from discontinued operations NN Group				441	441
Net result IFRS attributable to equity holder of the parent	4,551	–50	4,501	474	4,975

1 Comprised for the most part the funding charges of ING Groep N.V. (Holding).

Summary of Segments Banking by Line of Business
c. Banking activities

Segments Banking by line of business
2018	Retail Nether-lands	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking	Corporate Line Banking	Total Banking

Underlying income
– Net interest income	3,488	1,830	1,671	2,690	3,947	290	13,916
– Net fee and commission income	654	371	225	395	1,161	–4	2,803
– Total investment and other income	335	169	76	230	673	–113	1,369
Total underlying income	4,476	2,369	1,972	3,315	5,781	173	18,088

Underlying expenditure
– Operating expenses	2,165	1,610	1,027	2,033	2,826	247	9,907
– Additions to loan loss provision	–31	164	–27	350	200	–1	656
Total underlying expenses	2,134	1,774	1,000	2,383	3,026	246	10,563

Underlying result before taxation	2,342	595	972	932	2,755	–72	7,524
Taxation	578	199	324	200	681	47	2,028
Non-controlling interests		6	3	80	19		108
Underlying net result	1,764	390	646	652	2,055	–119	5,389
Special items						–775	–775
Adjustment of the EU 'IAS 39 carve out'					58		58
Net result Banking	1,764	390	646	652	2,113	–894	4,672
Net result Insurance Other							90
Net result from continuing operations							4,761
Net result from discontinued operations
Net result IFRS-IASB							4,761

Segments Banking by line of business
2017	Retail Nether-lands	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking	Corporate Line Banking	Total Banking

Underlying income
– Net interest income	3,610	1,842	1,704	2,437	3,895	226	13,714
– Net fee and commission income	601	408	215	384	1,108	–3	2,714
– Total investment and other income	257	224	–28	207	919	–301	1,277
Total underlying income	4,468	2,473	1,891	3,028	5,922	–78	17,704

Underlying expenditure
– Operating expenses	2,212	1,584	1,032	1,919	2,792	290	9,829
– Additions to loan loss provision	13	104	–10	284	284	1	676
Total underlying expenses	2,224	1,688	1,022	2,203	3,076	291	10,505

Underlying result before taxation	2,243	785	869	825	2,846	–369	7,199
Taxation	566	296	241	188	881	–13	2,160
Non-controlling interests		–2	2	67	15		82
Underlying net result	1,678	491	625	569	1,950	–356	4,957
Special items
Adjustment of the EU 'IAS 39 carve out'					559		559
Net result Banking	1,678	491	625	569	2,509	–356	5,516
Net result Insurance Other							–52
Net result from continuing operations							5,464
Net result from discontinued operations
Net result IFRS-IASB							5,464

Segments Banking by line of business
2016	Retail Nether-lands	Retail Belgium	Retail Germany	RetailOther	WholesaleBanking	Corporate Line Banking	Total Banking

Underlying income
– Net interest income	3,653	1,936	1,689	2,107	3,750	106	13,241
– Net fee and commission income	546	385	183	320	1,003	–3	2,433
– Total investment and other income	237	253	51	432	855	–44	1,785
Total underlying income	4,436	2,573	1,923	2,859	5,608	59	17,458

Underlying expenditure
– Operating expenses	2,560	1,438	886	1,723	2,572	278	9,456
– Additions to loan loss provision	171	175	–18	278	368		974
Total underlying expenses	2,731	1,613	868	2,001	2,940	278	10,430

Underlying result before taxation	1,705	961	1,055	858	2,668	–219	7,028
Taxation	422	306	315	178	753	2	1,977
Non-controlling interests		1	2	60	11		75
Underlying net result	1,282	653	738	620	1,903	–221	4,976
Special items	–192	–418		–12	–149	–27	–799
Adjustment of the EU 'IAS 39 carve out'					324		324
Net result Banking	1,090	235	738	608	2,078	–248	4,501
Net result Insurance Other							33
Net result from continuing operations							4,534
Net result from discontinued operations							441
Net result IFRS-IASB							4,975

Summary of Geographical Segments Banking
Geographical segments Banking
2018	Nether-lands	Belgium	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World	Other	Total Banking
Underlying income
– Net interest income	4,374	2,129	2,200	1,732	1,639	1,556	285	13,916
– Net fee and commission income	980	519	273	254	297	483	–4	2,803
– Total investment and other income	509	379	99	–92	333	245	–104	1,369
Total underlying income	5,863	3,028	2,572	1,895	2,269	2,283	177	18,088

Underlying expenditure
– Operating expenses	2,929	1,927	1,171	1,217	1,175	1,226	263	9,907
– Additions to loan loss provision	–65	153	6	163	274	126	–1	656
Total underlying expenses	2,863	2,080	1,176	1,380	1,449	1,353	262	10,563

Underlying result before taxation	3,000	948	1,396	515	820	931	–85	7,524
Taxation	741	291	459	178	143	174	43	2,028
Non-controlling interests	1	6	3		98			108
Underlying net result	2,258	651	935	337	580	757	–128	5,389
Special items							–775	–775
Insurance Other							90	90
Adjustment of the EU 'IAS 39 carve out'	106	22	–72	2				58
Net result IFRS	2,364	673	863	339	580	757	–813	4,761

Geographical segments Banking
2017	Nether-lands	Belgium	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World	Other	Total Banking
Underlying income
– Net interest income	4,537	2,099	2,172	1,527	1,515	1,636	227	13,714
– Net fee and commission income	871	519	269	232	316	509	–3	2,714
– Total investment and other income	445	480	–17	22	296	245	–193	1,277
Total underlying income	5,853	3,098	2,424	1,781	2,127	2,390	31	17,704

Underlying expenditure
– Operating expenses	2,930	2,063	1,154	1,142	1,126	1,113	301	9,829
– Additions to loan loss provision	3	160	–15	201	241	85	1	676
Total underlying expenses	2,933	2,223	1,140	1,344	1,367	1,198	301	10,505

Underlying result before taxation	2,920	876	1,285	437	760	1,192	–270	7,199
Taxation	708	369	407	145	151	379	–1	2,160
Non-controlling interests		–2	2		82			82
Underlying net result	2,212	508	875	292	527	813	–269	4,957
Special items
Insurance Other							–52	–52
Adjustment of the EU 'IAS 39 carve out'	465	38	113	–58				558
Net result IFRS	2,677	546	988	234	527	813	–321	5,464

Geographical segments Banking
2016	Nether-lands	Belgium	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World	Other	Total Banking
Underlying income
– Net interest income	4,699	2,183	2,025	1,373	1,274	1,579	107	13,241
– Net fee and commission income	779	482	241	171	309	452	–2	2,433
– Total investment and other income	367	559	75	133	460	202	–12	1,785
Total underlying income	5,845	3,225	2,340	1,677	2,043	2,233	94	17,458

Underlying expenditure
– Operating expenses	3,301	1,796	987	951	1,103	1,029	290	9,456
– Additions to loan loss provision	310	215	–13	120	240	103		974
Total underlying expenses	3,610	2,010	973	1,071	1,343	1,132	290	10,430

Underlying result before taxation	2,235	1,215	1,367	607	700	1,101	–197	7,028
Taxation	555	353	426	173	125	335	10	1,977
Non-controlling interests		1	2		71			75
Underlying net result	1,680	860	939	433	504	766	–207	4,976
Special items	–268	–491		–13			–27	–799
Insurance Other
Adjustment of the EU 'IAS 39 carve out'	450	–64	–65	3				324
Net result IFRS	1,862	305	874	423	504	766	–234	4,501

IFRS statements of financial position by segment are not reported internally to, and not managed by, the chief operating decision maker.